Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2021
Federal Home Loan Banks [Abstract]
Schedule of advances from the federal home loan bank
Maturing year ending June 30
(in thousands)
2022	$23,807
2023	25,679
2024	3,659
2025	3,643
2026	31
2027	22
2028	16
2029-2032	16
$56,873